Other Assets (Details) - Schedule of other assets consisted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other assets consisted [Abstract]
Receivable from payment processor – Debit card collections	$ 16,681	$ 5,600
Receivable from payment processor – Other	3,156	1,936
Prepaid expenses	8,836	1,591
Other	5,757	2,580
Total other assets	$ 34,430	$ 11,707